Cost of Revenue Exclusive of Depreciation and Amortization - Schedule of Cost of Revenue Excluding Depreciation and Amortization (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosures of Cost of Revenue [Abstract]
Transaction costs	₽ 6,756	₽ 6,490	₽ 6,300
Payroll and related taxes	2,059	1,377	1,206
Other expenses	948	779	1,189
Total cost of revenue (exclusive of depreciation and amortization)	₽ 9,763	₽ 8,646	₽ 8,695